INCOME TAXES - Reconciliation of taxes at the federal statutory rate to our provision for income taxes (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of taxes at the federal statutory rate to our provision for income taxes
Statutory federal income tax rate	35.00%	21.00%	21.00%
Share-based compensation		(0.20%)	(0.20%)
Mark-to-market adjustment		(3.40%)	(1.10%)
Nondeductible expenses		(0.10%)	(0.80%)
Tax credits		2.80%	1.90%
Change in valuation allowance		(20.10%)	(20.80%)